Cost of goods sold and services provided (Details)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Statement [Line Items]
Inventories at the beginning of the period / year	$ 13,623,000,000		$ 17,759,000,000
Adjustment previous periods (IFRS 15 and 9)			(12,504,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	9,161,000,000		3,061,000,000	$ 1,915,000,000
Changes in net realizable value of agricultural products after harvest	(590,000,000)		987,000,000	(65,000,000)
Investments in associates and joint venture, deconsolidation	(48,443,000,000)		43,822,000,000	(87,842,000,000)
Currency translation adjustment	(6,817,000,000)		11,184,000,000	(2,878,000,000)
Transfers	(194,000,000)		(386,000,000)	224,000,000
Harvest	17,055,000,000		15,980,000,000	12,030,000,000
Acquisitions and classifications	11,074,000,000		98,951,000,000	100,350,000,000
Consume	(2,912,000,000)		(3,920,000,000)	(7,306,000,000)
Disposals due to sales	0		(29)	0
Disposals due to advance in work in progress	0		397	0
Expenses incurred	4,539,000,000		4,912,000,000	3,924,000,000
Inventories at the end of the period / year	(16,093,000,000)		(26,036,000,000)
Costs as of 06.30.21	38,184		0	0
Costs as of 06.30.20	0		33,887	0
Costs as of 06.30.19	0			0
Capitalized finance costs	469,000,000		$ 168,000,000	$ 354,000,000
Cost of sales and services from agricultural business [Member]
Statement [Line Items]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	9,161,000,000
Changes in net realizable value of agricultural products after harvest	(590,000,000)
Investments in associates and joint venture, deconsolidation	0
Currency translation adjustment	(1,003,000,000)
Transfers	112,000,000
Harvest	17,055,000,000
Acquisitions and classifications	9,685,000,000
Consume	(2,912,000,000)
Disposals due to sales	0
Disposals due to advance in work in progress	0
Expenses incurred	4,539,000,000
Inventories at the end of the period / year	(14,335,000,000)
Costs as of 06.30.21	31,626,000,000
Costs as of 06.30.20	24,979,000,000
Costs as of 06.30.19	15,808,000,000
Lease Pastagem	36
Capitalized finance costs		$ 0
Cost of sales and services from sales and services from urban properties and investment business [Member]
Statement [Line Items]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0
Changes in net realizable value of agricultural products after harvest	0
Investments in associates and joint venture, deconsolidation	(4,712,000,000)
Currency translation adjustment	(5,814,000,000)
Transfers	(306,000,000)
Harvest	0
Acquisitions and classifications	1,389,000,000
Consume	0
Disposals due to sales	0
Disposals due to advance in work in progress	0
Expenses incurred	0
Inventories at the end of the period / year	(1,758,000,000)
Costs as of 06.30.21	6,558,000,000
Costs as of 06.30.20	8,908,000,000
Costs as of 06.30.19	$ 10,497,000,000
Capitalized finance costs		$ 0